Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 32,961	$ 94,292	$ 141,972
New Loans	417,590	674	1,078
Less Loan Payments	(19,035)	(62,005)	(48,758)
Balance, End of Period	431,516	32,961	$ 94,292
Related Party Deposit Liabilities	$ 15,900,000	$ 14,900,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	4.50%	3.90%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 88,000